Commitments and Contingencies (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Service fees	¥ 0.4
Repay loan principal	1.0
Pay loan principal	¥ 7.0
Legal amount paid		¥ 8.7